Tridan Corp.

Schedule of Investments in Municipal Obligations

July 31, 2023

	Principal	Amortized	Federal Tax	Fair	Unrealized
	Amount	Cost	Cost	Value	Gain (Loss)
New York Municipal Bonds
Syosset New York
Central School District Unlimited Tax
5.0% due December 15, 2022	$300,000	$301,094	$301,094	$300,420	$(674)
Rensselaer Cnty, NY
Limited Tax
5.00% due September 1, 2024	100,000	109,053	109,053	101,958	(7,095)
Buffalo & Ft. Erie NY Pub Bridge Auth
Toll Bridge Sys Rev
5.0% due January 1, 2025	410,000	421,198	421,198	419,381	(1,817)
Saratoga Springs NY Ref
Public Imports-Unlimited Tax
(Par Call February 15, 2023 @100)
5.0% due February 15, 2025	225,000	225,271	225,271	225,367	96
Onondaga County NY
Ref Unlimited Tax
(Par Call March 15, 2024 @100)
5.0% due March 15, 2025	285,000	288,656	288,656	288,691	35
Brookhaven NY REF Unlimited Tax
5.00% due March 15, 2025	500,000	524,337	524,337	516,470	(7,867)
State of NY Dormitory Auth
Personal Inc Tax Rev Ref Educ.
5.50 % due March 15, 2025	500,000	507,568	507,568	518,465	10,897
Erie Count Indvl Dev
Agency
5.0% due May 1, 2025	750,000	804,656	804,656	774,735	(29,921)
Rhinebeck New York
Central School District Unlimited Tax
(Par Call June 15, 2023 @100)
4.0% due June 15, 2025	535,000	534,252	534,252	536,669	2,417
Build NYC Resource Corp.NY Rev
United Jewish Appeal
(Par Call July 1, 2024 @100)
5.0% due July 1, 2025	320,000	328,152	328,152	325,216	(2,936)
State of NY Dormitory Authority
State Pers. Inc. Tax
5.5% due March 15, 2026	200,000	213,216	213,216	212,500	(716)
NYC NY TR Cultural Res-
Museum of Modern Art
4.0% due April 01, 2026	500,000	526,773	526,773	511,245	(15,528)
SNT Lawrence CNTY NY REF
Limited Tax
(Par Call May 15, 2025)
5.0% due May 15, 2026	105,000	109,423	109,423	108,252	(1,171)
NY ST Environmental FACS
5.00% due June 15, 2026	1,300,000	1,386,708	1,386,708	1,378,351	(8,357)
Laurens NY Central School District
(Par Call June 15, 2025)
4.0% due June 15, 2028	305,000	312,157	312,157	310,078	(2,079)
Mattituck-Cutchogue NY
Central School District Unlimited Tax
(Par Call July 15, 2025 @100)
5.0% Unlimited tax due July 15, 2026	280,000	293,193	293,193	290,284	(2,909)
Util. Debt Securitization
(Par Call June 15, 2024 @100)
5.00% due December 15, 2026	500,000	515,686	515,686	511,925	(3,761)

Putnam County NY

Limited Tax

(Par Call January 15, 2026 @100)

Tridan Corp.

Schedule of Investments in Municipal Obligations

July 31, 2023

	Principal	Amortized	Federal Tax	Fair	Unrealized
	Amount	Cost	Cost	Value	Gain (Loss)
5.0% due January 15, 2027	135,000	142,849	142,849	141,379	(1,470)
Gates Chili NY Central School
Unlimited Tax
(Par Call June 15, 2025 @100)
5.0% due June 15, 2027	200,000	209,326	209,326	207,070	(2,256)
Halfmoon NY Pub Imp
Limited Tax
(Par Call June 15, 2025 @100)
5.0% due June 15, 2027	280,000	292,115	292,115	289,848	(2,267)
Mattituck-Cutchogue NY
(Par Call July 15, 2025 @100)
5.0% Unlimited tax due July 15, 2027	365,000	381,410	381,410	377,771	(3,639)
Met Transportation Auth NY Revenue
5.0% due November 15, 2027	1,250,000	1,382,611	1,382,611	1,322,913	(59,698)
Met Transportation Auth NY Revenue
5.0% due November 15, 2027	300,000	318,243	318,243	311,751	(6,492)
Tompkins County NY Public Impt Ser B
Limited Tax
(Par Call December 15, 2024 @100)
5.0% due December 15, 2027	500,000	516,548	516,548	512,600	(3,948)
Port Authority of NY and NJ
5.375 % due March 1, 2028	110,000	110,157	110,157	115,677	5,520
Western Nassau Cty Water Auth
(Par Call April 1, 2025 @100)
5.0% due April 1, 2028	100,000	103,079	103,079	102,636	(443)
Util Debt Securitization Auth NY
Restructuring Ser TE
(Par Call December 15, 2023 @100)
5.0% due December 15, 2028	500,000	500,396	500,396	503,110	2,714
Erie County NY Fiscal Stability
Sales Tax
(Par Call June 15, 2027 @100)
5.00% due June 15, 2029	1,000,000	1,096,646	1,096,646	1,079,420	(17,226)
NY NY Ref - Ser Unlimited Tax
5.0% due August 1, 2029	750,000	874,851	874,851	840,908	(33,943)
NY ST Dorm Auth Revenues Non St
5.0% due October 1, 2029	1,090,000	1,225,501	1,225,501	1,175,271	(50,230)
Battery Park City NY Authority SR-Ser A
(Par Call November 1, 2023 @100)
5.0% due November 1, 2029	140,000	138,732	138,732	140,547	1,815
NY ST Dorm Auth Rev
5.0% due July 1, 2030	500,000	642,279	642,279	579,990	(62,289)
Harrison NY LTD Tax
5.0% due July 1, 2030	290,000	335,786	335,786	334,602	(1,184)
NY City Transitional Fin Auth Rev Future
(Par Call February 1, 2026 @100)
5.00 % due February 1, 2031	1,000,000	1,068,238	1,068,238	1,042,870	(25,368)
IL ST REF-SER B
5.0% due March 1, 2031	125,000	130,890	130,890	138,766	7,876
NY St Urban Dev Corp Rev Ref
Pers Income Tax
5.0% due March 15, 2031	750,000	811,384	811,384	802,065	(9,319)
NY ST Environmental Clean Water
5.0% Due June 15, 2031	400,000	502,664	502,664	454,016	(48,648)
N.Y.S. Dormitory Authority Revenues
Ref Cornell University
5.0% due July 1, 2031	1,000,000	1,312,769	1,312,769	1,181,590	(131,179)

Tridan Corp.

Schedule of Investments in Municipal Obligations

July 31, 2023

	Principal	Amortized	Federal Tax	Fair	Unrealized
	Amount	Cost	Cost	Value	Gain (Loss)
Nassau County NY Interim
5.0% due November 15, 2031	500,000	658,331	658,331	591,225	(67,106)
Syracuse NY REF-SER B LTD Tax
4.0% due June 1, 2032	1,060,000	1,281,488	1,281,488	1,139,733	(141,755)
NYS Dormitory Authority Personal
Income Tax (Par Call August 15, 2026)
5.0% due February 15, 2033	500,000	549,073	549,073	527,875	(21,198)
NYS Dorm Auth Revs
(Par Call October 01, 2026)
5.0% due October 01, 2033	1,000,000	1,060,367	1,060,367	1,048,900	(11,467)
Triborough NY Brdg & Tunl Auth
Payroll Mobility
5.0% due November 15, 2033	500,000	617,450	617,450	601,765	(15,685)
Triboro NY Bridge & Tunnel
5.0% due November 15, 2035	1,015,000	1,093,922	1,093,922	1,081,858	(12,064)
NY NY Ser D Sbserv Unltd Tax
5.0% due December 1, 2033	290,000	327,951	327,951	319,728	(8,223)
Util Debt Securitization Auth NY
(Par Call June 15, 2026)
5.0% due December 15, 2033	100,000	111,257	111,257	105,913	(5,344)
NY ST Dorm Auth Revenues Non St
5.0% due July 1, 2034	600,000	684,822	684,822	644,808	(40,014)
Port WA NY UN Freesch Dist
5.0% due August 1, 2034	1,000,000	1,163,664	1,163,664	1,154,860	(8,804)
Long Island NY Power Auth Elec
5.0% due September 1, 2034	1,000,000	1,129,003	1,129,003	1,103,590	(25,413)
NYS Dorm Sales Tax
5.0% due March 15, 2035	1,250,000	1,363,321	1,363,321	1,356,875	(6,446)
Triborough NY Brdg & Tunl Auth
4.0% due May 15, 2035	500,000	592,265	592,265	525,795	(66,470)
N.Y.S. Environmental FACS
5.0% due June 15, 2035	500,000	630,960	630,960	560,770	(70,190)
NY ST Envrnmntl Facs Corp Rev
Green Bond-ST
5.0% due August 15, 2035	355,000	390,100	390,100	386,201	(3,899)
Liberty Dev Corp NY Rev Ref - Goldman
5.25% due October 1, 2035	515,000	598,134	598,134	588,676	(9,458)
Nassau Cnty NY Interim Fin Auth
Res-Sales tax
4.0% due November 15, 2035	625,000	662,956	662,956	678,500	15,544
Port Auth of NY & NJ Ref-Ser
5.0% due December 1, 2035	1,000,000	1,109,797	1,109,797	1,167,390	57,593
William Floyd NY Un Free Sch Dist
4.0% due June 15, 2038	420,000	429,100	429,100	428,455	(645)
Uniondale NY Un Free Sch Dist Unltd
4.0% due January 15, 2041	1,000,000	1,038,625	1,038,625	997,240	(41,385)

	$31,630,000	$ 34,990,453	$34,990,453	$ 33,994,964	$(995,489)